Securities, Available-for-sale Securities with Unrealized Losses in Continuous Unrealized Loss Position (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Available-for-sale Securities with Continuous Unrealized Loss Position, Fair Value [Abstract]
Less than 12 Months - Fair Value	$ 110,756	$ 103,010
12 Months or More - Fair Value	73,318	0
Fair Value	184,074	103,010
Available-for-sale Securities with Continuous Unrealized Loss Position, Unrealized Loss [Abstract]
Less than 12 Months - Unrealized Loss	(8,215)	(689)
12 Months or More - Unrealized Loss	(10,536)	0
Unrealized Loss	(18,751)	(689)
U.S. Government Securities [Member]
Available-for-sale Securities with Continuous Unrealized Loss Position, Fair Value [Abstract]
Less than 12 Months - Fair Value	36,460	20,143
12 Months or More - Fair Value	18,332	0
Fair Value	54,792	20,143
Available-for-sale Securities with Continuous Unrealized Loss Position, Unrealized Loss [Abstract]
Less than 12 Months - Unrealized Loss	(977)	(39)
12 Months or More - Unrealized Loss	(1,929)	0
Unrealized Loss	(2,906)	(39)
U.S. Government Sponsored Entity Securities [Member]
Available-for-sale Securities with Continuous Unrealized Loss Position, Fair Value [Abstract]
Less than 12 Months - Fair Value	2,786	18,307
12 Months or More - Fair Value	5,197	0
Fair Value	7,983	18,307
Available-for-sale Securities with Continuous Unrealized Loss Position, Unrealized Loss [Abstract]
Less than 12 Months - Unrealized Loss	(60)	(173)
12 Months or More - Unrealized Loss	(802)	0
Unrealized Loss	(862)	(173)
Agency Mortgage-backed Securities, Residential [Member]
Available-for-sale Securities with Continuous Unrealized Loss Position, Fair Value [Abstract]
Less than 12 Months - Fair Value	71,510	64,560
12 Months or More - Fair Value	49,789	0
Fair Value	121,299	64,560
Available-for-sale Securities with Continuous Unrealized Loss Position, Unrealized Loss [Abstract]
Less than 12 Months - Unrealized Loss	(7,178)	(477)
12 Months or More - Unrealized Loss	(7,805)	0
Unrealized Loss	$ (14,983)	$ (477)